Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001601712
Registrant Name	Synchrony Financial
Registration File Number	333-288729
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES